21 Inventories	12 Months Ended
Dec. 31, 2020
Inventories Abstract
Inventories
Note	21 | Inventories

	12.31.20	12.31.19
Current
Supplies and spare-parts	1,839	2,524
Advance to suppliers	34	99
Total inventories	1,873	2,623